PIMCO Funds

Supplement Dated July 16, 2012 to the

Bond Funds – Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus and Bond Funds – Class A, Class B, Class C and Class R Prospectus (each dated July 31, 2011) (each a “Prospectus”), each as supplemented from time to time

Disclosure Related to PIMCO Floating Income Fund

Effective immediately, the first sentence of the second paragraph of the Fund’s “Fund Summary—Principal Investment Strategies” section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest all of its assets in high yield securities (“junk bonds”) rated Caa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 10% of its total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality (except such limitations shall not apply to the Fund’s investments in mortgage-backed securities).

Disclosure Related to PIMCO Foreign Bond Fund (Unhedged)

Effective immediately, the fifth sentence of the second paragraph of the Fund’s “Fund Summary—Principal Investment Strategies” section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

Disclosure Related to PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Effective immediately, the sixth sentence of the second paragraph of the Fund’s “Fund Summary—Principal Investment Strategies” section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

Disclosure Related to PIMCO Global Bond Fund (Unhedged)

Effective immediately, the seventh sentence of the second paragraph of the Fund’s “Fund Summary—Principal Investment Strategies” section in the Bond Funds – Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

Disclosure Related to PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Effective immediately, the seventh sentence of the second paragraph of the Fund’s “Fund Summary—Principal Investment Strategies” section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

Disclosure Related to PIMCO Investment Grade Corporate Bond Fund

Effective immediately, the first sentence of the second paragraph of the Fund’s “Fund Summary—Principal Investment Strategies” section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

Disclosure Related to PIMCO Moderate Duration Fund

Effective immediately, the first sentence of the second paragraph of the Fund’s “Fund Summary—Principal Investment Strategies” section in the Bond Funds – Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

Disclosure Related to PIMCO Total Return Fund

Effective immediately, the first sentence of the second paragraph of the Fund’s “Fund Summary—Principal Investment Strategies” section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

Disclosure Related to PIMCO Total Return Fund III

Effective immediately, the first sentence of the second paragraph of the Fund’s “Fund Summary—Principal Investment Strategies” section in the Bond Funds – Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated July 16, 2012 to the

Strategic Markets Funds – Institutional Class, Class P, Administrative Class and Class D

Prospectus and Strategic Markets Funds – Class A, Class B, Class C and Class R

Prospectus (each dated July 31, 2011) (each a “Prospectus”), each as supplemented from time to time

Disclosure Related to PIMCO EM Fundamental IndexPLUS® TR Strategy Fund

Effective immediately, the fourth sentence of the fourth paragraph of the Fund’s “Fund Summary—Principal Investment Strategies” section in the Strategic Markets Funds – Institutional Class, Class P, Administrative Class and Class D Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

Disclosure Related to PIMCO International StocksPLUS® TR Strategy Fund (Unhedged),

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), PIMCO

Small Cap StocksPLUS® TR Fund, PIMCO StocksPLUS® Fund and PIMCO StocksPLUS®

Total Return Fund

Effective immediately, the fourth sentence of the fourth paragraph of each Fund’s “Fund Summary—Principal Investment Strategies” section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

Disclosure Related to PIMCO Fundamental Advantage Total Return Strategy Fund and

PIMCO Fundamental IndexPLUS® TR Fund

Effective immediately, the fourth sentence of the fifth paragraph of each Fund’s “Fund Summary—Principal Investment Strategies” section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

Disclosure Related to PIMCO StocksPLUS® TR Short Strategy Fund

Effective immediately, the eighth sentence of the third paragraph of the Fund’s “Fund Summary—Principal Investment Strategies” section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated July 16, 2012 to the

PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund – Institutional Class,

Class P, Administrative Class and Class D Prospectus and PIMCO Small Company

Fundamental IndexPLUS® TR Strategy Fund – Class A, Class C and Class R Prospectus

(each dated August 19, 2011) (each a “Prospectus”), each as supplemented from time to time

Effective immediately, the fourth sentence of the fifth paragraph of the Fund’s “Fund Summary—Principal Investment Strategies” section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated July 16, 2012 to the

PIMCO International Fundamental IndexPLUS® TR Strategy Fund – Institutional Class,

Class P, Administrative Class and Class D Prospectus and PIMCO International

Fundamental IndexPLUS® TR Strategy Fund – Class A, Class C and Class R Prospectus

(each dated August 19, 2011) (each a “Prospectus”), each as supplemented from time to time

Effective immediately, the fourth sentence of the fifth paragraph of the Fund’s “Fund Summary—Principal Investment Strategies” section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

Investors Should Retain This Supplement for Future Reference

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